Capital Group Core Bond Completion Fund
Investment portfolio
March 31, 2025
unaudited

Bonds, notes & other debt instruments 106.15% Corporate bonds, notes & loans 57.82% Financials 23.16%	Principal amount (000)	Value (000)
AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028)[1,2]	USD200	$211
American Express Co. 5.284% 7/26/2035 (USD-SOFR + 1.42% on 7/26/2034)[2]	100	100
American Express Co. 5.442% 1/30/2036 (USD-SOFR + 1.32% on 1/30/2035)[2]	29	29
Aon North America, Inc. 5.15% 3/1/2029	155	158
Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028)[2]	42	44
Bank of America Corp. 3.974% 2/7/2030 (3-month USD CME Term SOFR + 1.472% on 2/7/2029)[2]	471	459
Bank of New York Mellon Corp. 5.06% 7/22/2032 (USD-SOFR + 1.23% on 7/22/2031)[2]	100	101
BPCE SA 5.716% 1/18/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.959% on 1/18/2029)[1,2]	250	255
CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029)[1,2]	200	205
Chubb INA Holdings, LLC 5.00% 3/15/2034	59	59
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035)[2]	190	189
Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029)[2]	187	192
Deutsche Bank AG 4.999% 9/11/2030 (USD-SOFR + 1.70% on 9/11/2029)[2]	643	640
Fifth Third Bancorp 4.895% 9/6/2030 (USD-SOFR + 1.486% on 9/6/2029)[2]	171	171
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029)[2]	494	510
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028)[2]	237	217
Intesa Sanpaolo SpA 5.71% 1/15/2026[1]	312	313
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029)[2]	441	445
M&T Bank Corp. 6.082% 3/13/2032 (USD-SOFR + 2.26% on 3/13/2031)[2]	160	166
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029)[2]	575	571
Navient Corp. 5.625% 8/1/2033	50	43
OneMain Finance Corp. 6.625% 5/15/2029	110	110
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028)[2]	171	176
State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033)[2]	22	22
Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031)[2]	101	101
U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029)[2]	206	210
UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029)[1,2]	512	526
Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028)[2]	540	555
		6,778
Health care 6.36%
AbbVie, Inc. 5.40% 3/15/2054	192	189
Amgen, Inc. 5.65% 3/2/2053	134	132
Baxter International, Inc. 2.539% 2/1/2032	42	36
Bristol-Myers Squibb Co. 5.55% 2/22/2054	208	205
Centene Corp. 4.625% 12/15/2029	377	361
CVS Health Corp. 5.70% 6/1/2034	179	182
Eli Lilly and Co. 5.10% 2/12/2035	31	32
Eli Lilly and Co. 5.50% 2/12/2055	43	44
Gilead Sciences, Inc. 5.55% 10/15/2053	66	66
HCA, Inc. 3.625% 3/15/2032	58	52
Medline Borrower, LP 3.875% 4/1/2029[1]	90	84
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	115	109
Teva Pharmaceutical Finance Co., LLC 6.15% 2/1/2036	230	229
Capital Group Core Bond Completion Fund — Page 1 of 12

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
UnitedHealth Group, Inc. 5.625% 7/15/2054	USD137	$135
Viatris, Inc. 4.00% 6/22/2050	8	5
		1,861
Utilities 6.05%
Consumers Energy Co. 4.625% 5/15/2033	35	34
Eversource Energy 5.50% 1/1/2034	35	35
FirstEnergy Corp. 2.65% 3/1/2030	290	262
Georgia Power Co. 5.25% 3/15/2034	119	120
Pacific Gas and Electric Co. 2.50% 2/1/2031	934	803
PacifiCorp 5.50% 5/15/2054	178	167
Southern California Edison Co. 5.20% 6/1/2034	326	319
Tampa Electric Co. 5.15% 3/1/2035	30	30
		1,770
Consumer discretionary 5.03%
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[1]	200	207
Bath & Body Works, Inc. 6.875% 11/1/2035	50	51
Carnival Corp. 6.125% 2/15/2033[1]	5	5
Ford Motor Credit Co., LLC 6.798% 11/7/2028	678	697
General Motors Financial Co., Inc. 5.90% 1/7/2035	83	82
Home Depot, Inc. 4.95% 6/25/2034	114	114
Hyundai Capital America 4.30% 9/24/2027[1]	282	279
Marriott International, Inc. 5.35% 3/15/2035	36	36
		1,471
Energy 4.48%
APA Corp. 4.25% 1/15/2030[1]	113	108
Baytex Energy Corp. 7.375% 3/15/2032[1]	75	72
Devon Energy Corp. 5.75% 9/15/2054	32	29
Ecopetrol SA 8.875% 1/13/2033	95	98
Hess Midstream Operations, LP 5.875% 3/1/2028[1]	5	5
Petroleos Mexicanos 6.50% 3/13/2027	885	866
Sunoco, LP 4.50% 5/15/2029	90	85
TotalEnergies Capital SA 5.488% 4/5/2054	49	48
		1,311
Real estate 3.67%
Boston Properties, LP 3.25% 1/30/2031	398	357
Equinix Europe 2 Financing Corp., LLC 5.50% 6/15/2034	158	161
Howard Hughes Corp. (The) 4.375% 2/1/2031[1]	120	107
Iron Mountain, Inc. 6.25% 1/15/2033[1]	35	35
Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031[1]	35	36
Prologis, LP 5.125% 1/15/2034	80	80
VICI Properties, LP 4.75% 2/15/2028	298	298
		1,074
Industrials 2.82%
Boeing Co. (The) 6.298% 5/1/2029	345	362
CSX Corp. 4.90% 3/15/2055	58	53
Icahn Enterprises, LP 5.25% 5/15/2027	200	190
Capital Group Core Bond Completion Fund — Page 2 of 12

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
RTX Corp. 5.75% 1/15/2029	USD160	$167
Union Pacific Corp. 4.95% 5/15/2053	58	53
		825
Information technology 2.05%
Broadcom, Inc. 5.05% 7/12/2029	256	259
Broadcom, Inc. 4.80% 10/15/2034	6	6
Cisco Systems, Inc. 5.05% 2/26/2034	139	141
Cisco Systems, Inc. 5.10% 2/24/2035	14	14
Oracle Corp. 5.50% 8/3/2035	14	14
Synopsys, Inc. 5.15% 4/1/2035	120	121
Synopsys, Inc. 5.70% 4/1/2055	45	45
		600
Consumer staples 1.80%
BAT Capital Corp. 6.421% 8/2/2033	166	177
Constellation Brands, Inc. 4.90% 5/1/2033	53	52
Mars, Inc. 4.80% 3/1/2030[1]	17	17
Mars, Inc. 5.20% 3/1/2035[1]	19	19
Mars, Inc. 5.70% 5/1/2055[1]	13	13
Philip Morris International, Inc. 5.25% 9/7/2028	242	248
		526
Communication services 1.72%
AT&T, Inc. 5.40% 2/15/2034	80	81
CCO Holdings, LLC 4.75% 3/1/2030[1]	75	70
Charter Communications Operating, LLC 4.40% 4/1/2033	94	85
Comcast Corp. 5.65% 6/1/2054	78	77
Sirius XM Radio, LLC 3.875% 9/1/2031[1]	75	64
T-Mobile USA, Inc. 5.15% 4/15/2034	67	67
Verizon Communications, Inc. 4.78% 2/15/2035[1]	61	59
		503
Materials 0.68%
Celanese US Holdings, LLC 6.415% 7/15/2027	13	13
Celanese US Holdings, LLC 6.60% 11/15/2028	10	10
Celanese US Holdings, LLC 6.58% 7/15/2029	10	10
Celanese US Holdings, LLC 6.80% 11/15/2030	10	11
Consolidated Energy Finance SA 5.625% 10/15/2028[1]	150	129
Dow Chemical Co. (The) 5.60% 2/15/2054	29	27
		200
Total corporate bonds, notes & loans		16,919
Mortgage-backed obligations 24.17% Federal agency mortgage-backed obligations 9.57%
Government National Mortgage Assn. 3.50% 4/1/2055[3,4]	220	201
Government National Mortgage Assn. 4.00% 4/1/2055[3,4]	245	229
Government National Mortgage Assn. 4.50% 4/1/2055[3,4]	500	480
Uniform Mortgage-Backed Security 5.50% 4/1/2055[3,4]	20	20
Uniform Mortgage-Backed Security 6.00% 4/1/2055[3,4]	204	207
Uniform Mortgage-Backed Security 6.50% 4/1/2055[3,4]	9	10
Uniform Mortgage-Backed Security 6.00% 5/1/2055[3,4]	736	747
Capital Group Core Bond Completion Fund — Page 3 of 12

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Uniform Mortgage-Backed Security 6.50% 5/1/2055[3,4]	USD426	$439
Uniform Mortgage-Backed Security 7.00% 5/1/2055[3,4]	446	466
		2,799
Collateralized mortgage-backed obligations (privately originated) 7.95%
Cascade Funding Mortgage Trust, Series 2024-NR1, Class A1, 6.405% 11/25/2029 (9.405% on 11/25/2027)[1,2,3]	146	146
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054[1,3,5]	105	103
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M1, (30-day Average USD-SOFR + 1.05%) 5.39% 9/25/2044[1,3,5]	21	21
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%) 5.94% 9/25/2044[1,3,5]	25	25
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 5.34% 2/25/2045[1,3,5]	19	19
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 5.49% 2/25/2045[1,3,5]	55	55
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 1/25/2060[1,3,5]	336	295
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1B, (30-day Average USD-SOFR + 2.90%) 7.24% 4/25/2042[1,3,5]	50	51
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1B, (30-day Average USD-SOFR + 3.35%) 7.69% 5/25/2042[1,3,5]	330	343
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M1, (30-day Average USD-SOFR + 1.00%) 5.34% 10/25/2044[1,3,5]	175	175
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M2, (30-day Average USD-SOFR + 1.45%) 5.79% 10/25/2044[1,3,5]	21	21
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA1, Class A1, (30-day Average USD-SOFR + 0.95%) 5.29% 1/25/2045[1,3,5]	28	28
JP Morgan Mortgage Trust, Series 2024-INV1, Class A2, 6.00% 4/25/2055[1,3,5]	50	51
MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028)[1,2,3]	97	98
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028)[1,2,3]	335	339
Onslow Bay Financial, LLC, Series 2025-NQM3, Class A1, 5.648% 12/1/2064 (6.648% on 2/1/2029)[1,2,3]	117	118
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.77% 2/17/2042[1,3,5]	100	100
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058[1,3,5]	109	108
Verus Securitization Trust, Series 2024-8, Class A1, 5.364% 10/25/2069[1,3,5]	133	133
Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069[1,3,5]	97	97
		2,326
Commercial mortgage-backed securities 6.65%
Bank Commercial Mortgage Trust, Series 2024-BNK48, Class AS, 5.355% 10/15/2034[3,5]	29	28
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class AS, 6.139% 11/15/2057[3]	203	209
Barclays Commercial Mortgage Securities, LLC, Series 23-5C23, Class AS, 7.455% 12/15/2056[3,5]	300	323
BMO Mortgage Trust, Series 2023-5C1, Class AS, 7.118% 8/15/2056[3,5]	300	318
BMO Mortgage Trust, Series 2024-C10, Class AS, 5.729% 11/15/2057[3,5]	49	50
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057[3,5]	100	103
BX Trust, Series 2025-BIO3, Class A, 6.138% 2/10/2042[1,3]	100	103
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.713% 3/15/2042[1,3,5]	100	100
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045[1,3,5]	100	101
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.467% 1/13/2040[1,3,5]	138	141
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.862% 12/15/2039[1,3,5]	100	100
Capital Group Core Bond Completion Fund — Page 4 of 12

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.762% 3/15/2042[1,3,5]	USD306	$303
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class A3, 5.92% 11/15/2057[3]	65	68
		1,947
Total mortgage-backed obligations		7,072
Asset-backed obligations 18.49%
Affirm, Inc., Series 2023-B, Class A, 6.82% 9/15/2028[1,3]	325	328
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029[1,3]	150	150
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-3A, Class A, 5.44% 2/22/2028[1,3]	365	370
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4A, Class B, 6.32% 6/20/2029[1,3]	100	103
Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029[1,3]	93	93
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050[1,3]	99	100
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[1,3]	471	451
Chesapeake Funding II, LLC, Series 2024-1, Class A1, 5.52% 5/15/2036[1,3]	187	189
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045[1,3]	296	275
Drive Auto Receivables Trust, Series 2024-2, Class A2, 4.94% 12/15/2027[3]	51	51
Drive Auto Receivables Trust, Series 2024-2, Class A3, 4.50% 9/15/2028[3]	53	53
Enterprise Fleet Financing, LLC, Series 2024-4, Class A2, 4.69% 7/20/2027[1,3]	243	243
EquipmentShare.com, Inc., Series 2024-2M, Class B, 6.43% 12/20/2032[1,3]	95	96
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029[1,3]	47	47
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049[1,3]	244	241
Lendbuzz Securitization Trust, Series 2025-1A, Class A2, 5.10% 10/15/2030[1,3]	23	23
Marble Point CLO, Ltd., Series 2019-1A, Class A1R2, (3-month USD CME Term SOFR + 1.04%) 5.33% 7/23/2032[1,3,5]	237	237
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029[1,3]	160	161
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class B1, 2.41% 10/20/2061[1,3]	100	92
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031[1,3]	100	100
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027[1,3]	41	41
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028[1,3]	47	47
PFS Financing Corp., Series 2024-A, Class A, (30-day Average USD-SOFR + 0.85%) 5.169% 1/15/2028[1,3,5]	500	502
PFS Financing Corp., Series 2024-A, Class B, (30-day Average USD-SOFR + 1.30%) 5.619% 1/15/2028[1,3,5]	150	151
SCF Equipment Trust, LLC, Series 2025-1A, Class A3, 5.11% 11/21/2033[1,3]	126	128
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038% 7/25/2031[1,3]	15	15
SMB Private Education Loan Trust, Series 2021-A, Class A2B, 1.59% 1/15/2053[1,3]	204	185
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045[1,3]	107	103
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046[1,3]	269	248
U.S. Bank National Association, Series 2025-SUP1, Class B, 5.582% 2/25/2032[1,3]	250	251
Wheels Fleet Lease Funding, LLC, Series 24-2A, Class A1, 4.87% 6/21/2039[1,3]	223	224
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039[1,3]	111	111
		5,409
Bonds & notes of governments & government agencies outside the U.S. 2.27%
Greece (Hellenic Republic of) 0.75% 6/18/2031	EUR280	265
United Mexican States 6.00% 5/13/2030	USD200	204
United Mexican States 6.00% 5/7/2036	200	194
		663
U.S. Treasury bonds & notes 1.83% U.S. Treasury inflation-protected securities 1.83%
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2026[6,7]	279	277
U.S. Treasury Inflation-Protected Security 1.875% 7/15/2034[7]	65	65
U.S. Treasury Inflation-Protected Security 2.125% 1/15/2035[7]	34	35
Capital Group Core Bond Completion Fund — Page 5 of 12

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities (continued)	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053[7]	USD52	$43
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054[6,7]	73	70
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055[7]	45	46
		536
Municipals 1.57% Illinois 1.57%
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 11/1/2029	25	25
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Qualified School Construction Bonds), Series 2009-G, 1.75% 12/15/2025	320	313
G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	122	122
		460
Total municipals		460
Total bonds, notes & other debt instruments (cost: $31,424,000)		31,059
Short-term securities 2.28% Money market investments 2.28%	Shares
Capital Group Central Cash Fund 4.33%[8,9]	6,687	668
Total short-term securities (cost: $669,000)		668
Total investment securities 108.43% (cost: $32,093,000)		31,727
TBA sale commitments (9.61)% Mortgage-backed obligations (9.61)% Federal agency mortgage-backed obligations (9.61)%	Principal amount (000)
Uniform Mortgage-Backed Security 2.00% 4/1/2055[3,4]	USD(40)	(32)
Uniform Mortgage-Backed Security 2.50% 4/1/2055[3,4]	(725)	(603)
Uniform Mortgage-Backed Security 3.00% 4/1/2055[3,4]	(300)	(260)
Uniform Mortgage-Backed Security 3.50% 4/1/2055[3,4]	(360)	(325)
Uniform Mortgage-Backed Security 4.00% 4/1/2055[3,4]	(320)	(298)
Uniform Mortgage-Backed Security 4.50% 4/1/2055[3,4]	(810)	(775)
Uniform Mortgage-Backed Security 5.00% 4/1/2055[3,4]	(530)	(519)
Total TBA sale commitments (proceeds: $2,813,000)		(2,812)
Other assets less liabilities (8.43)%		(2,466)
Net assets 100.00%		$29,261
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2025 (000)
30 Day Federal Funds Futures	Long	6	5/1/2025	USD2,392	$(1)
30 Day Federal Funds Futures	Long	3	6/2/2025	1,196	— [10]
3 Month SOFR Futures	Long	8	9/17/2025	1,918	(9)
2 Year U.S. Treasury Note Futures	Long	32	7/3/2025	6,630	22
Capital Group Core Bond Completion Fund — Page 6 of 12

unaudited
Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2025 (000)
5 Year U.S. Treasury Note Futures	Long	84	7/3/2025	USD9,085	$65
10 Year Euro-Bund Futures	Short	5	6/10/2025	(696)	(4)
10 Year U.S. Treasury Note Futures	Long	47	6/30/2025	5,227	37
10 Year Ultra U.S. Treasury Note Futures	Short	40	6/30/2025	(4,565)	(59)
20 Year U.S. Treasury Note Futures	Long	18	6/30/2025	2,111	6
30 Year Ultra U.S. Treasury Bond Futures	Short	12	6/30/2025	(1,467)	(3)
					$54
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2025 (000)
Currency purchased (000)		Currency sold (000)
CHF	270	JPY	45,342	Bank of America	4/10/2025	$3
EUR	139	JPY	22,531	Standard Chartered Bank	4/10/2025	— [10]
JPY	22,531	EUR	141	JPMorgan Chase	4/10/2025	(2)
JPY	45,147	CHF	270	JPMorgan Chase	4/10/2025	(4)
JPY	44,857	USD	303	Citibank	4/10/2025	(4)
USD	463	JPY	68,496	HSBC Bank	4/15/2025	6
USD	100	EUR	92	BNP Paribas	5/7/2025	— [10]
USD	152	EUR	140	BNP Paribas	5/12/2025	— [10]
JPY	22,511	USD	151	UBS AG	5/12/2025	— [10]
						$(1)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	4.186%	Annual	2/18/2027	USD180	$(1)	$—	$(1)
SOFR	Annual	3.945%	Annual	5/31/2029	110	(1)	—	(1)
SOFR	Annual	3.3125%	Annual	10/7/2029	69	1	—	1
SOFR	Annual	3.455%	Annual	10/7/2029	69	1	—	1
SOFR	Annual	3.4445%	Annual	10/7/2029	35	— [10]	—	— [10]
SOFR	Annual	3.4805%	Annual	10/7/2029	35	— [10]	—	— [10]
SOFR	Annual	3.551%	Annual	10/7/2029	69	— [10]	—	— [10]
SOFR	Annual	3.543%	Annual	10/7/2029	35	— [10]	—	— [10]
SOFR	Annual	3.965%	Annual	11/14/2029	198	(2)	—	(2)
SOFR	Annual	3.9195%	Annual	11/15/2029	50	(1)	—	(1)
SOFR	Annual	3.763%	Annual	12/12/2029	70	— [10]	—	— [10]
SOFR	Annual	3.7815%	Annual	3/31/2030	62	— [10]	—	— [10]
SOFR	Annual	3.794%	Annual	3/31/2030	31	— [10]	—	— [10]
Capital Group Core Bond Completion Fund — Page 7 of 12

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Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.796%	Annual	3/31/2030	USD31	$— [10]	$—	$— [10]
SOFR	Annual	3.797%	Annual	3/31/2030	16	— [10]	—	— [10]
SOFR	Annual	3.3245%	Annual	10/2/2034	108	4	—	4
SOFR	Annual	3.816%	Annual	3/25/2035	60	— [10]	—	— [10]
SOFR	Annual	3.378%	Annual	10/4/2049	290	24	—	24
						$25	$—	$25
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 3/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
14.5956%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL930	$— [10]	$—	$— [10]
14.585%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	110	— [10]	—	— [10]
14.24%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	510	(1)	—	(1)
12.99%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	200	(2)	—	(2)
12.99%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	240	(2)	—	(2)
12.36%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	227	(3)	—	(3)
12.365%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	222	(3)	—	(3)
12.3075%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	200	(3)	—	(3)
12.32%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	200	(3)	—	(3)
13.04%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	300	(3)	—	(3)
13.18%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	320	(3)	—	(3)
13.05%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	400	(4)	—	(4)
12.35%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	400	(5)	—	(5)
12.303%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	439	(6)	—	(6)
12.36%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	450	(6)	—	(6)
							$(44)	$—	$(44)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 3/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2025 (000)
CDX.NA.HY.44	5.00%	Quarterly	6/20/2030	USD890	$(46)	$(51)	$5
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount[11] (000)	Value at 3/31/2025[12] (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2025 (000)
CDX.NA.IG.44	1.00%	Quarterly	6/20/2030	USD2,826	$51	$54	$(3)
Capital Group Core Bond Completion Fund — Page 8 of 12

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Investments in affiliates9

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2025 (000)	Dividend or interest income (000)
Short-term securities 2.28%
Money market investments 2.28%
Capital Group Central Cash Fund 4.33%[8]	$706	$2,325	$2,363	$— [10]	$— [10]	$668	$8

[1]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $11,298,000, which represented 38.61% of the net assets of the fund.

[2]	Step bond; coupon rate may change at a later date.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Represents securities transacted on a TBA basis.
[5]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[6]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $200,000, which represented 0.68% of the net assets of the fund.
[7]	Index-linked bond whose principal amount moves with a government price index.
[8]	Rate represents the seven-day yield at 3/31/2025.
[9]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[10]	Amount less than one thousand.
[11]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[12]
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Capital Group Core Bond Completion Fund — Page 9 of 12

unaudited
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price on the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $40,251,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. The average month-end notional amount of open forward currency contracts while held was $1,271,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $2,172,000 and $1,242,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Capital Group Core Bond Completion Fund — Page 10 of 12

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Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of March 31, 2025 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$16,919	$—	$16,919
Mortgage-backed obligations	—	7,072	—	7,072
Asset-backed obligations	—	5,409	—	5,409
Bonds & notes of governments & government agencies outside the U.S.	—	663	—	663
U.S. Treasury bonds & notes	—	536	—	536
Municipals	—	460	—	460
Short-term securities	668	—	—	668
Liabilities:
TBA sale commitments:
Mortgage-backed obligations	—	(2,812)	—	(2,812)
Total	$668	$28,247	$—	$28,915

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$130	$—	$—	$130
Unrealized appreciation on open forward currency contracts	—	9	—	9
Unrealized appreciation on centrally cleared interest rate swaps	—	30	—	30
Unrealized appreciation on centrally cleared credit default swaps	—	5	—	5
Liabilities:
Unrealized depreciation on futures contracts	(76)	—	—	(76)
Unrealized depreciation on open forward currency contracts	—	(10)	—	(10)
Unrealized depreciation on bilateral interest rate swaps	—	(44)	—	(44)
Unrealized depreciation on centrally cleared interest rate swaps	—	(5)	—	(5)
Unrealized depreciation on centrally cleared credit default swaps	—	(3)	—	(3)
Total	$54	$(18)	$—	$36
*
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
Capital Group Core Bond Completion Fund — Page 11 of 12

unaudited

Key to abbreviation(s)
Assn. = Association
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CHF = Swiss francs
CLO = Collateralized Loan Obligations
CME = CME Group
EUR = Euros
G.O. = General Obligation
ICE = Intercontinental Exchange, Inc.
JPY = Japanese yen
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2025 Capital Group. All rights reserved.
MFGEFP1-150-0525
Capital Group Core Bond Completion Fund — Page 12 of 12